Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009056 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 13.78% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	13.78%	8.72%	8.42%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009050 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class A
Trading Symbol	JALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 13.44% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	8.35%	7.34%	7.53%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	13.44%	8.34%	8.03%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009052 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class C
Trading Symbol	JCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 12.56% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	11.56%	7.57%	7.26%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	12.56%	7.57%	7.26%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155628 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class I
Trading Symbol	JTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 13.67% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	13.67%	8.65%	8.31%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113497 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R2
Trading Symbol	JQLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 13.35% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	13.35%	8.24%	7.92%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009054 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R4
Trading Symbol	JSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 13.64% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	13.64%	8.50%	8.19%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009055 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R5
Trading Symbol	JTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 13.80% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	13.80%	8.72%	8.40%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106452 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 13.87% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.
TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	13.87%	8.78%	8.47%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,195,975,312
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,377,452
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009068 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 1
Trading Symbol	JILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 9.70% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	9.70%	6.17%	6.24%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 5
Trading Symbol	JHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 9.74% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	9.74%	6.22%	6.29%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009062 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class A
Trading Symbol	JALBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 9.28% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	4.40%	4.82%	5.37%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	9.28%	5.79%	5.86%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009064 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class C
Trading Symbol	JCLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 8.54% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	7.54%	5.04%	5.11%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	8.54%	5.04%	5.11%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155629 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class I
Trading Symbol	JTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 9.62% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	9.62%	6.10%	6.14%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113498 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R2
Trading Symbol	JQLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 9.21% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	9.21%	5.70%	5.75%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009066 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R4
Trading Symbol	JSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 9.50% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	9.50%	5.94%	6.01%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009067 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R5
Trading Symbol	JTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 9.68% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	9.68%	6.15%	6.23%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106453 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R6
Trading Symbol	JULBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 9.74% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	9.74%	6.20%	6.28%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,504,241,458
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 9,130,385
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class 1
Trading Symbol	JILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.12% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.12%	3.07%	3.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009071 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class A
Trading Symbol	JALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 5.64% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	0.92%	1.76%	2.66%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	5.64%	2.69%	3.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009073 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class C
Trading Symbol	JCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 4.90% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	3.90%	1.97%	2.40%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	4.90%	1.97%	2.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155630 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class I
Trading Symbol	JTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.05% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.05%	3.01%	3.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113499 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R2
Trading Symbol	JQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 5.68% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.68%	2.63%	3.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R4
Trading Symbol	JSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 5.91% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	5.91%	2.86%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R5
Trading Symbol	JTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.03% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.03%	3.04%	3.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106454 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R6
Trading Symbol	JULCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.08% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.08%	3.10%	3.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,614,410,169
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,712,784
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009086 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 1
Trading Symbol	JILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 11.96% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	11.96%	7.65%	7.43%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 5
Trading Symbol	JHLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 12.05% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	12.05%	7.72%	7.49%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009080 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class A
Trading Symbol	JALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 11.56% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	6.56%	6.29%	6.55%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	11.56%	7.27%	7.04%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009082 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class C
Trading Symbol	JCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 10.81% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	9.81%	6.51%	6.29%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	10.81%	6.51%	6.29%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155631 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class I
Trading Symbol	JTGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 11.92% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	11.92%	7.59%	7.34%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113500 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R2
Trading Symbol	JQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 11.46% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	11.46%	7.19%	6.94%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009084 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R4
Trading Symbol	JSLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 11.76% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	11.76%	7.44%	7.21%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009085 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R5
Trading Symbol	JTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 11.93% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	11.93%	7.65%	7.42%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106455 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R6
Trading Symbol	JULGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 12.01% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	12.01%	7.70%	7.47%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,518,676,839
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 8,334,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009105 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 1
Trading Symbol	JILMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 7.63% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	7.63%	4.60%	4.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 5
Trading Symbol	JHLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 7.70% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	7.70%	4.67%	4.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009099 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class A
Trading Symbol	JALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 7.18% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	2.33%	3.27%	4.04%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	7.18%	4.23%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009101 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class C
Trading Symbol	JCLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 6.40% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	5.40%	3.49%	3.78%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	6.40%	3.49%	3.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155632 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class I
Trading Symbol	JTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 7.57% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	7.57%	4.54%	4.80%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113501 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R2
Trading Symbol	JQLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 7.12% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	7.12%	4.15%	4.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009103 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R4
Trading Symbol	JSLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 7.34% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	7.34%	4.39%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009104 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R5
Trading Symbol	JTLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 7.62% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	7.62%	4.59%	4.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106456 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R6
Trading Symbol	JULMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 7.69% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.
TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	7.69%	4.66%	4.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,140,057,813
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,948,847
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.